Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Class A Ordinary Shares USD ($)	Dec. 31, 2014 Class A Ordinary Shares CNY	Dec. 31, 2013 Class A Ordinary Shares CNY	Dec. 31, 2014 Class B Ordinary Shares USD ($)	Dec. 31, 2014 Class B Ordinary Shares CNY	Dec. 31, 2013 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 103,861	644,415	1,458,856
Restricted cash	26,053	161,649	193,020
Accounts and notes receivable (net of allowance for doubtful accounts of RMB547 and RMB10,416 (US$1,678) as of December 31, 2013 and 2014, respectively)	119,258	739,945	610,413
Short-term investments	146,866	911,242	1,101,826
Inventories	1,621	10,059	0
Prepaid expenses and other current assets	49,869	309,441	154,875
Deferred tax assets	5,641	35,002	14,096
Amounts due from related parties	8,843	54,867	67,498
Total current assets	462,012	2,866,620	3,600,584
Non-current assets:
Property and equipment, net	489,429	3,036,707	1,402,177
Intangible assets, net	226,357	1,404,453	336,889
Land use rights	10,665	66,175	0
Goodwill	283,011	1,755,970	410,500
Restricted cash	19,569	121,415	219,056
Deferred tax assets	6,862	42,573	17,869
Long-term investments	20,357	126,307	106,727
Amounts due from related parties	15,875	98,500	0
Other non-current assets	19,576	121,461	37,760
Total non-current assets	1,091,701	6,773,561	2,530,978
Total assets	1,553,713	9,640,181	6,131,562
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB173,726 and RMB160,181 (US$25,816) as of December 31, 2013 and 2014, respectively)	25,816	160,181	173,726
Accounts and notes payable (including accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB186,381 and RMB340,519 (US$54,882) as of December 31, 2013 and 2014, respectively)	62,224	386,074	188,217
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of RMB195,816 and RMB375,124 (US$60,459) as of December 31, 2013 and 2014, respectively)	96,620	599,491	292,421
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of RMB546 and RMB97,679 (US$15,743) as of December 31, 2013 and 2014, respectively)	15,743	97,679	546
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB32,558 and RMB338,655 (US$54,581) as of December 31, 2013 and 2014, respectively)	55,997	347,441	32,558
Income taxes payable (including income taxes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB11,427 and RMB27,677(US$4,461) as of December 31, 2013 and 2014, respectively)	5,643	35,013	11,476
Amounts due to related parties (including amounts due to related parties - current of the Consolidated VIEs without recourse to the primary beneficiaries of RMB47,755 and RMB53,371 (US$8,602) as of December 31, 2013 and 2014, respectively)	52,671	326,804	147,699
Current portion of long-term bank and other borrowings (including current portion of long-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of nil and RMB900,000(US$145,054) as of December 31, 2013 and 2014, respectively)	154,022	955,647	197,000
Current portion of capital lease obligations (including current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB14,600 and RMB54,984(US$8,862) as of December 31, 2013 and 2014, respectively)	11,594	71,939	14,600
Deferred government grant (Deferred government grant of the Consolidated VIEs without recourse to the primary beneficiaries of nil and RMB6,150 (US$991) as of December 31, 2013 and 2014, respectively)	991	6,150
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB3,115 and RMB2,696(US$435) as of December 31, 2013 and 2014, respectively)	435	2,696	3,115
Total current liabilities	481,756	2,989,115	1,061,358
Non-current liabilities:
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2013 and 2014, respectively)	45,245	280,728	78,321
Long-term bank and other borrowings (including long-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB900,000 and nil as of December 31, 2013 and 2014, respectively)	9,940	61,673	965,740
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of nil and RMB74,044 (US$11,934) as of December 31, 2013 and 2014, respectively)	11,934	74,044	0
Bonds payable (including bonds payable of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2013 and 2014, respectively)	364,901	2,264,064	998,505
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB337,122 and RMB458,632 (US$73,918) as of December 31, 2013 and 2014, respectively)	82,468	511,679	337,139
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of RMB18,559 and RMB20,453 (US$3,296) as of December 31, 2013 and 2014, respectively)	3,296	20,453	18,559
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB74,417 and RMB227,821 (US$36,718) as of December 31, 2013 and 2014, respectively)	50,018	310,340	78,593
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB18,046 and RMB27,422 (US$4,420) as of December 31, 2013 and 2014, respectively)	4,420	27,422	18,046
Mandatorily redeemable noncontrolling interests (including mandatorily redeemable noncontrolling interests of the Consolidated VIEs without recourse to the primary beneficiaries of RMB100,000 and RMB100,000 (US$16,117) as of December 31, 2013 and 2014, respectively)	16,117	100,000	100,000
Total non-current liabilities	588,339	3,650,403	2,594,903
Total liabilities	1,070,095	6,639,518	3,656,261
Commitments and contingencies
Redeemable noncontrolling interests	124,699	773,706	0
Shareholders' equity:
Ordinary shares				3	23	22	1	3	4
Additional paid-in capital	680,951	4,225,029	3,944,764
Accumulated other comprehensive loss	(10,598)	(65,754)	(82,589)
Statutory reserves	8,423	52,263	35,178
Accumulated deficit	(289,297)	(1,794,975)	(1,429,410)
Treasury stock	(34,437)	(213,665)	(8,917)
Total 21Vianet Group, Inc. shareholders' equity	355,046	2,202,924	2,459,052
Noncontrolling interest	3,873	24,033	16,249
Total shareholders' equity	358,919	2,226,957	2,475,301
Total liabilities and shareholders' equity	$ 1,553,713	9,640,181	6,131,562